Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093


                                  E*TRADE FUNDS

                           FINANCIAL SECTOR INDEX FUND
                            INTERNATIONAL INDEX FUND
                            PREMIER MONEY MARKET FUND
                             RUSSELL 2000 INDEX FUND
                               S&P 500 INDEX FUND
                              TECHNOLOGY INDEX FUND
                                 (each a "Fund")

             Supplement dated September 5, 2001 to the Prospectus for each Fund dated May 1, 2001, as supplemented August 28, 2001


      This Supplement updates certain information contained in the Prospectus for each Fund. In the section titled "Fees and Expenses," the "Example" following the table is replaced with the following.

Financial Sector Index Fund

      1 year1             3 years1
        $100                $886

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between E*TRADE Asset Management and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3 year estimate, however, do not reflect the Expense Limitation Agreement. Although the Expense Limitation Agreement is effective through August 31, 2002, it is expected to continue year to year thereafter. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amount shown above under the 3 year estimate.


International Index Fund

     1 year1, 2          3 years1, 2         5 years1, 2        10 years1, 2
        $68                 $997               $1,938              $4,338

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between E*TRADE Asset Management and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. Although the Expense Limitation Agreement is in effect through August 31, 2002, it is expected to continue year to year thereafter. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.

2.    Reflects costs at both the Fund and Master Portfolio Levels.


Premier Money Market Fund

     1 year1, 2          3 years1, 2         5 years1, 2         10 years1,2
        $47                 $181                $327                $752

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between E*TRADE Asset Management and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. Although the Expense Limitation Agreement is in effect through August 31, 2002, it is expected to continue year to year thereafter. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.

2.    Reflects costs at both the Fund and Master Portfolio levels.


Russell 2000 Index Fund

     1 year1, 2          3 years1, 2
        $68                 $613

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between E*TRADE Asset Management and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3 year estimate, however, do not reflect the Expense Limitation Agreement. Although the Expense Limitation Agreement is in effect through August 31, 2002, it is expected to continue year to year thereafter. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amount shown above under the 3 year estimate.

2.    Reflects costs at both the Fund and Master Portfolio levels.


S&P 500 Index Fund

     1 year1, 2          3 years1, 2         5 years1, 2        10 years1, 2
        $42                 $253                $481               $1,138

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between E*TRADE Asset Management and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. Although the Expense Limitation Agreement is in effect through August 31, 2002, it is expected to continue year to year thereafter. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.

2.    Reflects costs at both the Fund and Master Portfolio levels.


Technology Index Fund

      1 year1             3 years1            5 years1            10 years1
        $89                 $420                $774               $1,775

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between E*TRADE Asset Management and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. Although the Expense Limitation Agreement is in effect through August 31, 2002, it is expected to continue year to year thereafter. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.